RELATED PARTY TRANSACTIONS (Due To Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Ctrip.com International, Ltd. [Member] CNY	Dec. 31, 2013 Ctrip.com International, Ltd. [Member] CNY
Related Party Transaction [Line Items]
Due to related parties	$ 671	4,166	3,029	4,166	3,029